Schedule of Ownership and Operation of Tanker Vessels (Details) - Vessels [Member] Integer in Thousands	12 Months Ended
Dec. 31, 2022 Integer
Secondone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	May 23, 2007
Vessel	Northsea Alpha (sold)
DWT	8,615
Year built	2010
Acquisition date	May 28, 2010
Thirdone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	May 23, 2007
Vessel	Northsea Beta (sold)
DWT	8,647
Year built	2010
Acquisition date	May 25, 2010
Fourthone Corporation Ltd [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	May 30, 2007
Vessel	Pyxis Malou (sold)
DWT	50,667
Year built	2009
Acquisition date	Feb. 16, 2009
Seventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	May 31, 2011
Vessel	Pyxis Theta
DWT	51,795
Year built	2013
Acquisition date	Sep. 16, 2013
Eighthone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Feb. 08, 2013
Vessel	Pyxis Epsilon
DWT	50,295
Year built	2015
Acquisition date	Jan. 14, 2015
Tenthone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Apr. 22, 2021
Vessel	Pyxis Karteria
DWT	46,652
Year built	2013
Acquisition date	Jul. 15, 2021
Eleventhone Corp [Member]
Property, Plant and Equipment [Line Items]
Entity incorporation date of incorporation	Nov. 09, 2021
Vessel	Pyxis Lamda
DWT	50,145
Year built	2017
Acquisition date	Dec. 20, 2021